EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 36 — EARNINGS PER SHARE

(a) Basic

Basic earnings per common share is calculated by dividing the earnings attributable to Company’s Common shareholders by the weighted average amount of common shares outstanding during the year, which excludes common shares bought by the Company and carried as treasury shares. Preferred shares have priority in the distribution of minimum dividends. However, its stake in rights over profit, once the distribution of minimum dividends has been realized, is equivalent to common shares. Therefore, the earnings per preferred share are calculated by the method applied to the common shares.

12/31/2017

Numerator	Ordinary	Preferred A	Preferred B	Total
Losses attributable to each class of shares	(1,417,490)	(192)	(346,124)	(1,763,805)

Denominator	Ordinary	Preferred A	Preferred B	Total
Weighted average number of shares	1,087,050	147	265,437	1,352,634
% of shares in relation to total	80.37%	0.01%	19.62%	100.00%

Basic earnings per share (R $)	(1.30)	(1.30)	(1.30)

12/31/2016

Numerator	Ordinary	Preferred A	Preferred B	Total
Income attributable to each class of shares	2,880,723	389	703,417	3,584,529

Denominator	Ordinary	Preferred A	Preferred B	Total
Weighted average number of shares	1,087,050	147	265,437	1,352,634
% of shares with respect to total	80.37%	0.01%	19.62%	100.00%

Basic profit or loss per share (R$)	2.65	2.65	2.65

12/31/2015

Numerator	Ordinary	Preferred A	Preferred B	Total
Loss attributable to each class of shares	(9,165,746)	(1,239)	(2,238,100)	(11,405,085)

Denominator	Ordinary	Preferred A	Preferred B	Total
Weighted average number of shares	1,087,050	147	265.437	1,352,634
% of shares with respect to total	80.37%	0.01%	19.62%	100.00%

Basic and diluted profit or loss per share (R$)	(8.43)	(8.43)	(8.43)

(b) Diluted

To calculate the diluted result per share, the Company shall assume the exercise of options, subscription bonuses, and similar dilutives of the Company. The assumed values arising from these instruments must be considered as having been received from the issuance of common shares at the average market price of the common shares during the period. As of December 31, 2017, the 16,009,941 potential dilutive common shares, referring to the compulsory loan, were included in the calculation of the weighted average number of shares due to antidilutive effect in 2017 and 2015 and due to dilutive effect in 2016, as shown below.

12/31/2016

Numerator	Ordinary	Preferred A	Preferred B Converted	Preferred B	Total
Income attributable to each class of shares	2,847,920	385	40,816	695,408	3,584,529

Denominator	Ordinary	Preferred A	Preferred B Converted	Preferred B	Total
Weighted average number of shares, in thousands	1,087,050	147	15,580	265,437	1,368,214
% of shares with respect to total	79.45%	0.01%	1.14%	19.40%	100.00%

Diluted profit or loss per share (R$)	2.62	2.62	2.62	2.62